Goodwill and other intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2014
Goodwill
Goodwill, at cost				$ 10,688
Accumulated impairment charges, beginning balance				(18)
Goodwill at the opening balance	$ 10,053	$ 10,670
Goodwill acquired during the year	34	9	$ 525
Goodwill allocated to disposals	(24)	(234)
Exchange rate differences	(392)	(392)
Goodwill at the closing balance	9,671	10,053	10,670
Discrete Automation and Motion
Goodwill
Goodwill, at cost				3,914
Goodwill at the opening balance	3,770	3,914
Goodwill acquired during the year	24	(52)
Exchange rate differences	(92)	(92)
Goodwill at the closing balance	3,702	3,770	3,914
Low Voltage Products
Goodwill
Goodwill, at cost				3,059
Goodwill at the opening balance	2,707	3,059
Goodwill acquired during the year		1
Goodwill allocated to disposals		(181)
Exchange rate differences	(200)	(172)
Goodwill at the closing balance	2,507	2,707	3,059
Process Automation
Goodwill
Goodwill, at cost				1,229
Goodwill at the opening balance	1,174	1,229
Goodwill acquired during the year	6	24
Goodwill allocated to disposals	(1)	(19)
Exchange rate differences	(32)	(60)
Goodwill at the closing balance	1,147	1,174	1,229
Power Products
Goodwill
Goodwill, at cost				736
Goodwill at the opening balance	720	736
Goodwill acquired during the year	4	9
Exchange rate differences	(15)	(25)
Goodwill at the closing balance	709	720	736
Power Systems
Goodwill
Goodwill, at cost				1,709
Goodwill at the opening balance	1,660	1,709
Goodwill allocated to disposals	(23)	(7)
Exchange rate differences	(52)	(42)
Goodwill at the closing balance	1,585	1,660	1,709
Corporate and Other
Goodwill
Goodwill, at cost				41
Accumulated impairment charges, beginning balance				$ (18)
Goodwill at the opening balance	22	23
Goodwill acquired during the year		27
Goodwill allocated to disposals		(27)
Exchange rate differences	(1)	(1)
Goodwill at the closing balance	$ 21	$ 22	$ 23